Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
INCOME TAXES
4.	INCOME TAXES

The Company follows the reporting requirements of FASB ASC 740 “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. The Company recognizes deferred tax assets or liabilities based on differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts calculated on enacted tax laws and rates applicable to the periods in which the differences are expected to be ultimately realized. These differences arose principally from the valuation of stock warrants, net operating loss carryovers, and temporary differences in deprecation methods between financial reporting and income tax basis.

GAAP requires companies to assess whether valuation allowances should be recorded to offset deferred tax assets based on the consideration of all available evidence using a “more likely than not” standard. In making such assessments, significant weight is given to evidence that can be objectively verified. A company’s current and previous losses are given more weight than its future projections. A cumulative loss position is considered a significant factor that is difficult to overcome.

The Company evaluates its deferred tax assets each reporting period, including assessing its cumulative loss position, to determine if valuation allowances are required. A significant factor is the Company’s cumulative loss position. This, combined with uncertain near-term economic conditions, reduces the Company’s ability to rely on projections of future taxable income in establishing its deferred tax assets valuation allowance. Due to the weight of the significant negative evidence, GAAP requires that a valuation allowance be established on all of the Company’s net deferred tax assets.

The following table reconciles the income tax (benefit) provision from continuing operations computed at the U.S. federal statutory income tax rates to the income tax (benefit) provision for the three months ended March 31, 2016 and year ended December 31, 2015:

	March 31, 2016	December 31, 2015
Federal income tax rate	34%	34%
Income tax benefit at the federal statutory rate	$(633,365)	$(2,558,778)
State benefit, net of federal benefit	(62,088)	(176,615)
Permanent differences net	105,614	1,057,550
Tax attributes from business combination	-	(434,725)
Changes in valuation allowances	589,839	2,112,568
Income tax (benefit) provision	$-	$-

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities as of March 31, 2016 and December 31, 2015 were as follows:

	March 31, 2016	December 31, 2015
Deferred tax assets:
Accounts receivable	$-	$5,548
Other reserves	31,909	7,554
Standby letter of credit reserve	-	285,000
Start-up costs	376,337	382,902
Net operating loss carryforwards	2,336,718	1,474,121
Total deferred tax assets	2,744,964	2,155,125
Less: valuation allowances	(2,744,964)	(2,155,125)
Net deferred tax assets	$-	$-

FASB ASC 740, Income Taxes, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained upon examination by taxing authorities. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2015. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions.  The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of March 31, 2016.

At March 31, 2016 approximately $6,100,000 in federal and state net operating losses were available to be carried forward, expiring at various dates through 2035.

Pursuant to Sections 382 and 383 of the Internal Revenue Code, annual use of net operating loss carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. We had a Business Combination in 2015; however, we have not completed a Section 382 study to determine the limitations resulting from any ownership changes. Accordingly, the timing or amount of our net operating loss carryforwards that are available for utilization in the future may be limited in any given year.

The Company’s tax returns are subject to possible examination by the taxing authorities. In general, tax returns remain open for possible examination for a period of three years after the respective filing of those returns.

12.	INCOME TAXES

The Company follows the reporting requirements of FASB ASC 740 “Income Taxes”, which requires an asset and liability approach to financial accounting and reporting for income taxes. The Company recognizes deferred tax assets or liabilities based on differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts calculated on enacted tax laws and rates applicable to the periods in which the differences are expected to be ultimately realized. These differences arose principally from the valuation of stock warrants, net operating loss carryovers, and temporary differences in deprecation methods between financial reporting and income tax basis.

GAAP requires companies to assess whether valuation allowances should be recorded to offset deferred tax assets based on the consideration of all available evidence using a “more likely than not” standard. In making such assessments, significant weight is given to evidence that can be objectively verified. A company’s current and previous losses are given more weight than its future projections. A cumulative loss position is considered a significant factor that is difficult to overcome.

The Company evaluates its deferred tax assets each reporting period, including assessing its cumulative loss position, to determine if valuation allowances are required. A significant factor is the Company’s cumulative loss position. This, combined with uncertain near-term economic conditions, reduces the Company’s ability to rely on projections of future taxable income in establishing its deferred tax assets valuation allowance. Due to the weight of the significant negative evidence, GAAP requires that a valuation allowance be established on all of the Company’s net deferred tax assets.

The following table reconciles the income tax (benefit) provision from continuing operations computed at the U.S. federal statutory income tax rates to the income tax (benefit) provision for the years ended December 31, 2015 and 2014:

	2015	2014
Federal income tax rate	34%	34%
Income tax benefit at the federal statutory rate	$(2,558,778)	$(38,077)
State benefit, net of federal benefit	(176,615)	(4,480)
Permanent differences net	1,057,550	-
Tax attributes from business combination	(434,725)	-
Changes in valuation allowances	2,112,568	42,557
Income tax (benefit) provision	$-	$-

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2015 and 2014 were as follows:

	2015	2014
Deferred tax assets:
Accounts receivable	$5,548	$-
Other reserves	7,554	-
Standby letter of credit reserve	285,000	-
Start-up costs	382,902	-
Net operating loss carryforwards	1,474,121	42,556
Total deferred tax assets	2,155,125	42,556
Less: valuation allowances	(2,155,125)	(42,556)
Net deferred tax assets	$-	$-

FASB ASC 740, Income Taxes, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained upon examination by taxing authorities. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of December 31, 2015. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions.  The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of December 31, 2015.

At December 31, 2015 approximately $3,900,000 in federal and state net operating losses were available to be carried forward, expiring at various dates through 2035.

Pursuant to Sections 382 and 383 of the Internal Revenue Code, annual use of net operating loss carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period. We had a Business Combination in 2015; however, we have not completed a Section 382 study to determine the limitations resulting from any ownership changes. Accordingly, the timing or amount of our net operating loss carryforwards that are available for utilization in the future may be limited in any given year.

The Company’s tax returns are subject to possible examination by the taxing authorities. In general, tax returns remain open for possible examination for a period of three years after the respective filing of those returns.